EMPLOYEE BENEFIT PLANS (Pre-tax Amounts in AOCI Not Yet Recognized as Components of Net Periodic Costs) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service (costs) credits	$ (476)	$ (529)
Net actuarial (loss) gain	(18,975)	(19,841)
Total	(19,451)	(20,370)
Post Retirement Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service (costs) credits	(5,983)	(3,999)
Net actuarial (loss) gain	(1,878)	(391)
Total	$ (7,861)	$ (4,390)